Asset Retirement Obligation Disclosure: Schedule of Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of Asset Retirement Obligations
	2018 $	2017 $
Opening balance	4,185	3,910
Addition / foreign exchange	(337)	275
Ending balance	3,848	4,185